Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2019
Inventories, Net
Summary of inventories

	As of December 31,
	2018	2019
	RMB	RMB	US$
Chemical products	7,256	4,351	625
Provision for obsolete stock	—	—	—
Total	7,256	4,351	625